PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
ASSETS
Interest-earning deposits with subsidiary bank	$ 301	$ 1,734
Other assets	277	210
TOTAL ASSETS	335,723	329,716
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	1,035	2,954
Stockholders' equity	33,085	32,043	$ 31,788	$ 31,828
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	335,723	329,716
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	2,161	1,508
Investment in subsidiary bank	30,837	30,444
Other assets	93	97
TOTAL ASSETS	33,091	32,049
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	6	6
Stockholders' equity	33,085	32,043
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 33,091	$ 32,049